UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09161

        Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          05/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Dividend Advantage Municipal Fund (NAC)
	May 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.6% (3.8% of Total Investments)
$ 5,000	California Statewide Community Development Authority, Certificates of Participation, Pride	11/09 at 102.00	N/R	$ 5,284,100
	Industries and Pride One Inc., Series 1999, 7.250%, 11/01/29
5,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	5,513,508
	Series 2003A-1, 6.250%, 6/01/33
	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Series
	2001A:
2,500	5.250%, 6/01/31	6/11 at 100.00	BBB	2,446,225
4,500	5.375%, 6/01/41	6/11 at 100.00	BBB	4,401,900
3,135	Southern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Senior	6/12 at 100.00	BBB	3,170,864
	Series 2001A, 5.250%, 6/01/27

	Education and Civic Organizations - 10.3% (7.1% of Total Investments)
615	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	637,521
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 100.00	AAA	3,351,570
	of the South Pacific, Series 2001, 5.500%, 11/01/17 - AMBAC Insured
700	University of California, Certificates of Participation, San Diego and Sacramento Campus Projects,	1/10 at 101.00	Aa2	741,671
	Series 2002A, 5.250%, 1/01/22
6,000	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%, 9/01/12	9/08 at 101.00	AA	6,425,460
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
10,770	5.000%, 9/01/20 - FGIC Insured	9/10 at 101.00	AAA	11,466,065
11,305	5.000%, 9/01/21 - FGIC Insured	9/10 at 101.00	AAA	12,035,642
3,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 -	5/13 at 100.00	AAA	3,858,680
	AMBAC Insured

	Healthcare - 11.6% (8.0% of Total Investments)
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	16,384,200
	Series 1999A, 6.125%, 12/01/30
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health	3/13 at 100.00	A	2,289,298
	System/West, Series 2003A, 5.000%, 3/01/15
530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	7/15 at 100.00	BBB+	561,254
	System, Series 2005A, 5.250%, 7/01/24
8,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/10 at 101.00	Baa2	8,424,240
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center, Series	4/09 at 101.00	BBB+	10,738,770
	1999A, 5.250%, 4/01/31
2,155	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 1993,	7/05 at 101.00	A-	2,170,107
	5.250%, 1/01/08
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series	6/12 at 101.00	A	2,692,950
	2002, 5.600%, 6/01/22

	Housing/Multifamily - 7.1% (4.9% of Total Investments)
7,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	7,519,700
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
5,235	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue Refunding	8/12 at 105.00	Aaa	5,893,929
	Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
5,000	Contra Costa County, California, Multifamily Housing Revenue Bonds, Delta View Apartments Project,	6/09 at 102.00	N/R	5,157,500
	Series 1999C, 6.750%, 12/01/30 (Alternative Minimum Tax)
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding Bonds,	No Opt. Call	BBB+	7,936,800
	Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A, 5.200%, 6/15/29
	(Mandatory put 6/15/09)

	Long-Term Care - 2.4% (1.7% of Total Investments)
8,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air Force	5/09 at 101.00	BBB-	8,840,425
	Village West, Series 1999, 5.800%, 5/15/29

	Tax Obligation/General - 23.3% (16.0% of Total Investments)
	California, General Obligation Refunding Bonds, Series 2002:
8,000	5.000%, 2/01/12	No Opt. Call	A	8,750,480
4,435	6.000%, 4/01/16 - AMBAC Insured	No Opt. Call	AAA	5,344,973
	California, General Obligation Bonds, Series 2003:
2,000	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	2,184,580
5,200	5.250%, 2/01/20	8/13 at 100.00	A	5,734,820
	California, General Obligation Bonds, Series 2004:
5,000	5.125%, 4/01/23	4/14 at 100.00	A	5,374,400
4,150	5.125%, 4/01/25	4/14 at 100.00	A	4,432,200
2,335	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	2,507,160
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
18,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 1999C, 5.250%,	7/09 at 101.00	AAA	19,902,485
	7/01/24 - MBIA Insured
10,845	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.000%,	7/12 at 100.00	AAA	11,768,886
	7/01/19 - MBIA Insured
3,335	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	3,691,211
	Series 2004A, 5.250%, 8/01/21 - FSA Insured
1,750	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2001,	8/08 at 101.00	AAA	1,853,390
	5.125%, 8/01/21 - FSA Insured
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series	7/13 at 101.00	AAA	5,650,950
	2003E, 5.250%, 7/01/20 - FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
600	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	646,086
880	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	943,017
2,560	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,749,619
	Series 2004, 5.000%, 8/01/23 - FGIC Insured
1,300	Ventura County Community College District, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	1,427,101
	5.000%, 8/01/15 - MBIA Insured
3,605	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,836,477
	Bonds, Series 2003B, 5.000%, 8/01/21 - FSA Insured

	Tax Obligation/Limited - 37.9% (26.1% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,020,520
615	5.800%, 9/01/35	9/14 at 102.00	N/R	629,489
	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital Improvement
	Revenue Bonds, Series 2001:
1,110	5.375%, 11/01/18 - FSA Insured	11/11 at 100.00	AAA	1,230,801
1,165	5.375%, 11/01/19 - FSA Insured	11/11 at 100.00	AAA	1,291,787
1,990	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Refunding Bonds,	9/12 at 100.00	AAA	2,121,221
	Series 2002A, 5.125%, 9/02/24 - FSA Insured
7,400	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	8,169,230
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/13 at 100.00	N/R	2,145,540
	Facilities District 90-2 - Talega, Series 2003, 6.000%, 9/01/33
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities	9/08 at 102.00	AAA	3,781,590
	District 2, Series 1998A, 5.250%, 9/01/17 - MBIA Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,164,004
	6.000%, 9/01/34
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.500%,	3/12 at 101.00	AAA	4,405,104
	3/01/22 - AMBAC Insured
540	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	583,357
	9/01/20 (WI, settling 6/07/05) - XLCA Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	AAA	5,138,415
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 - AMBAC Insured
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,176,760
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
2,200	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	2,380,246
	2003A, 6.500%, 9/01/25
1,500	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	1,568,190
	2004, 6.000%, 9/01/34
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/08 at 101.00	AAA	5,262,200
	Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured
3,555	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park and	10/07 at 101.00	AA	3,732,679
	Open Space District, Series 1997A, 5.000%, 10/01/16
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation,	3/14 at 100.00	AAA	1,629,710
	Series 2005, 5.000%, 3/01/24 - FSA Insured
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series	3/11 at 102.00	AAA	9,856,144
	2001, 5.000%, 3/01/19 - MBIA Insured
5,545	Oakland Joint Power Financing Authority, California, Lease Revenue Refunding Bonds, Oakland	No Opt. Call	AAA	6,392,609
	Convention Centers, Series 2001, 5.500%, 10/01/14 - AMBAC Insured
3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	3,686,840
	Redevelopment Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured
4,000	Orange County Local Transportation Authority, California, Limited Sales Tax Revenue Refunding	No Opt. Call	AAA	4,298,200
	Bonds, Measure M, Series 1997A, 5.700%, 2/15/08 - AMBAC Insured
5,600	Palm Springs Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	11/11 at 101.00	AAA	5,945,968
	Project, Series 2001A, 5.000%, 11/01/22 - MBIA Insured
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	12/14 at 100.00	AAA	1,069,820
	Project Areas, Series 2004, 5.000%, 12/01/24 - AMBAC Insured
8,100	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	9,104,643
	Project, Series 2000, 5.750%, 6/15/33 - MBIA Insured
1,055	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series	12/11 at 101.00	AAA	1,181,199
	2001, 5.375%, 12/15/16 - AMBAC Insured
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project Areas,	8/13 at 100.00	AAA	2,026,600
	Series 2003, 5.250%, 8/01/22 - MBIA Insured
5,795	Riverside County Public Financing Authority, California, Junior Lien Reassessment Revenue Bonds,	No Opt. Call	N/R	5,921,968
	Rancho Villages Project, Series 1999B, 6.000%, 9/02/07
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home	9/13 at 100.00	BBB	1,752,669
	Park, Series 2003A, 5.750%, 9/15/38
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	N/R	1,175,866
	Home Park, Series 2003B, 6.625%, 9/15/38
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,920,250
	5.400%, 11/01/20 - AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series	9/14 at 100.00	N/R	1,228,522
	2003C, 6.000%, 9/01/33
24,060	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/08 at 102.00	A	25,050,791
	Series 1998, 5.250%, 8/01/29
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,977,652
	Series 2002B, 5.250%, 6/01/19 - AMBAC Insured
1,595	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,657,460
	District 99-1, Series 2003B, 6.000%, 9/01/24
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	3,105,247
	01-1, Series 2003B, 7.000%, 9/01/38
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	1,402,718
	2001-1, Series 2004A, 6.125%, 9/01/39
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 102.00	N/R	2,051,340
	01-1, Series 2004B, 6.000%, 9/01/39

	Transportation - 19.6% (13.5% of Total Investments)
8,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/10 at 101.00	BBB-	8,358,885
	Series 1999, 5.750%, 1/15/40
8,515	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%, 8/01/18	8/11 at 100.00	AAA	9,306,129
	(Alternative Minimum Tax) - AMBAC Insured
23,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	24,880,940
	Tax) - FGIC Insured
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 101.00	AAA	5,146,300
	Second Series Issue 13B, 5.625%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured
23,275	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	25,370,681
	Second Series 2000, Issue 24A, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

	U.S. Guaranteed *** - 9.1% (6.2% of Total Investments)
8,400	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series	10/08 at 101.00	AAA	9,058,476
	1998B, 5.250%, 10/01/14 (Optional put 10/01/08)
4,245	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park and	10/07 at 101.00	AA***	4,499,615
	Open Space District, Series 1997A, 5.000%, 10/01/16 (Pre-refunded to 10/01/07)
	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A:
5,840	5.375%, 8/15/29	8/09 at 101.00	AA+***	6,696,670
8,160	5.375%, 8/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AA+***	9,027,816
4,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/16	7/10 at 100.00	AAA	4,479,880
	(Pre-refunded to 7/01/10) - MBIA Insured

	Utilities - 11.4% (7.8% of Total Investments)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 - XLCA Insured	5/12 at 101.00	AAA	2,794,725
9,750	5.125%, 5/01/18	5/12 at 101.00	A2	10,508,453
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue	11/13 at 100.00	AAA	3,958,225
	Bonds, Series 2003, 5.250%, 11/01/23 - FSA Insured
7,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1,	7/11 at 100.00	AAA	7,562,240
	5.250%, 7/01/21 - FSA Insured
8,370	Los Angeles Department of Water and Power, California, Power System Revenue Refunding Bonds, Series	7/11 at 100.00	AAA	9,225,330
	2001A-2, 5.375%, 7/01/19 - MBIA Insured
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,301,372
	5.000%, 7/01/21 - MBIA Insured
7,000	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	7,173,530
	2001, 6.750%, 9/01/31

	Water and Sewer - 7.1% (4.9% of Total Investments)
11,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	11,977,130
	Series 2001W, 5.250%, 12/01/22 - FSA Insured
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	8,948,033
5,115	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series	11/12 at 100.00	AAA	5,568,649
	2002A, 5.000%, 11/01/18 - MBIA Insured

$ 503,600	Total Long-Term Investments (cost $505,240,344) - 145.4%	541,820,642

	Other Assets Less Liabilities - 1.6%	5,870,107

	Preferred Shares, at Liquidation Value - (47.0)%	(175,000,000)

	Net Assets Applicable to Common Shares - 100%	$372,690,749

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At May 31, 2005, the cost of investments was $505,042,984.

	Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$36,797,075
	Depreciation	(19,417)

	Net unrealized appreciation of investments	$36,777,658

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         07/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         07/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         07/29/05

* Print the name and title of each signing officer under his or her signature.